Effect of the revision on the Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2023 - CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) (Details) - USD ($)
$ in Thousands
		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Cash from operations	[1]	$ 182,431	$ 229,913	$ 427,011	$ 740,869
Net cash generated from/(used in) operating activities	[1]	174,467	220,253	384,997	693,988
Cash flow from investing activities
Purchase of property, plant and equipment	[1]	(52,175)	(119,889)	(173,709)	(383,456)
Net cash (used in)/generated from investing activities	[1]	(44,517)	(183,605)	7,520	(628,723)
Net cash used in financing activities		(178,692)	(29,115)	(230,302)	(11,806)
Cash and cash equivalents at end of period		$ 397,499	425,436	$ 397,499	425,436
As previously reported
Cash flows from operating activities
Cash from operations			234,437		750,428
Net cash generated from/(used in) operating activities			224,777		703,547
Cash flow from investing activities
Purchase of property, plant and equipment			(124,413)		(393,015)
Net cash (used in)/generated from investing activities			(188,129)		(638,282)
Net cash used in financing activities			(29,115)		(11,806)
Cash and cash equivalents at end of period			425,436		425,436
Adjustments
Cash flows from operating activities
Cash from operations			(4,524)		(9,559)
Net cash generated from/(used in) operating activities			(4,524)		(9,559)
Cash flow from investing activities
Purchase of property, plant and equipment			4,524		9,559
Net cash (used in)/generated from investing activities			$ 4,524		$ 9,559

[1]	Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).